Income tax and deferred taxes - Movements in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Deferred tax liability (asset) at beginning of period	$ (140,815)	$ (92,452)
Increase (decrease) in deferred taxes in income	6,845	(101,614)
Increase (decrease) deferred taxes in equity	(1,240)	53,251
Deferred tax liability (asset) at end of period	$ (135,210)	$ (140,815)